Investments (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Proceeds from sale of debt securities					$ 0	$ 0	$ 0	$ 550	$ 1,757	$ 2,448	$ 3,876
Gross unrealized losses	$ 0	$ 0	$ 0	$ 0